CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net income (loss) for the year	$ 1,290	$ (4,118)
Other comprehensive income (loss), net of tax
Total other comprehensive income (loss), net of tax	(17)	5,449
Total comprehensive income for the year	1,273	1,331
Items that are or may be reclassified subsequently to net (loss) income:
Foreign currency translation	(11)	5,452
Change in fair value of available-for-sale financial assets, net of tax	$ (6)	$ (3)